Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Total deposits	$ 1,009,447	$ 886,005
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	377,000	321,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	32,000	23,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	52,000	45,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 34,000	$ 31,000